Difference Between Federal Statutory Income Tax Rate and Reported Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Tax Rates Line Items
Federal statutory tax rate	35.00%	35.00%	35.00%
State and local taxes, net	0.70%	1.60%	1.80%
Foreign rate differences	(2.80%)	(3.10%)	(3.80%)
Non-deductible compensation	0.50%	1.00%	3.50%
Foreign earnings not permanently reinvested	2.30%	3.40%	6.80%
Tax settlements and related adjustments	0.60%
Goodwill impairment		3.40%
Valuation allowance	0.40%	(2.30%)	(0.30%)
Venezuela devaluation and inflationary adjustments and tax exempt income	(1.60%)	(1.50%)	5.90%
Foreign dividends	1.20%	1.30%	0.90%
Non-deductible transaction costs	0.20%		3.10%
Other	1.20%	(0.80%)	0.60%
Reported income tax rate	37.70%	38.00%	53.50%